JOHN HANCOCK CURRENT INTEREST

601 Congress Street

Boston, MA  02210

August 10, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Current Interest (the “Trust”), on behalf of: John Hancock Money Market Fund (the “Fund”) File Nos. 002-50931; 811-02485

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplement filed with the Securities and Exchange Commission on August 3, 2017 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-17-004806), which is incorporated by reference into this Rule 497 Document.

No fees are required in connection with this filing.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu

Sarah M. Coutu, Esq.

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document